Share Capital - Summary of Share Capital Registered, Authorised, Issued and Fully Paid (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
No. of shares issued	28,264,705,000
Share capital	¥ 28,265	¥ 28,265
Ordinary shares [member]
Disclosure of classes of share capital [line items]
No. of shares issued	28,264,705,000	28,264,705,000
Share capital	¥ 28,265	¥ 28,265